INCOME TAXES (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating losses carryovers	$ 2,994,755	$ 1,592,338
Net operating losses carryovers, expiration date	Dec. 31, 2036	Dec. 31, 2035
Federal statutory income tax rate		34.00%	34.00%